Long-term Debt - Additional Information (Detail)									1 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Aug. 02, 2023	Jul. 01, 2023 USD ($)	Jun. 01, 2023 USD ($)	May 01, 2023 USD ($)	Mar. 01, 2023 USD ($)	Feb. 02, 2023	Jan. 01, 2023	Feb. 28, 2023 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) DerivativeInstrument	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2023 USD ($)
Debt Instrument [Line Items]
Restricted cash	$ 659,137										$ 659,137	$ 2,519,601	$ 2,198,775
Repayments of debt	20,300,000			$ 18,200,000		$ 29,700,000					154,870,215	83,579,825	173,012,428
Term loan financial covenants, cash requirement	$ 5,893,721										5,893,721
Amortization of debt issuance costs											$ 1,345,940	$ 855,472	$ 1,157,804
Debt,weighted average interest rate	7.07%										7.07%	4.20%	2.88%
Interest expense, debt, total											$ 13,250,267	$ 11,446,312	$ 8,684,097
Interest costs capitalized											$ 0	$ 0	20,060
Drawn Amount													59,400,000	$ 70,000,000
Outstanding Balance Of Loan													$ 44,666,018
Debt instrument Payment terms													24
Description of debt instrument	December 2025										January 2026
Proceeds from Related Party Debt						$ 2,000,000					$ 3,900,000
Debt instrument, repaid, principal											23,000,000
Term loan financial covenants cash balance	$ 10,000,000										$ 10,000,000
Repayments of Secured Debt										$ 6,200,000
Interest Rate Swap 4 [Member]
Debt Instrument [Line Items]
Proceeds from Related Party Debt				$ 1,200,000
Interest Rate Swap 1 [Member]
Debt Instrument [Line Items]
Proceeds from Related Party Debt	700,000
Interest Rate Swap 3 [Member]
Debt Instrument [Line Items]
Proceeds from Related Party Debt	$ 700,000
Term Loan [Member]
Debt Instrument [Line Items]
Repayments of debt			$ 8,700,000						$ 5,900,000
Description of debt instrument		August 2026
Eco Corsair Eco Royalty Eco Elysium [Member]
Debt Instrument [Line Items]
Description of debt instrument								January 2028
Eco Alice Eco Blizzard [Member]
Debt Instrument [Line Items]
Repayments of debt					$ 29,900,000
Description of debt instrument							February 2027
Eco Enigma Eco Texiana [Member]
Debt Instrument [Line Items]
Repayments of debt					$ 19,200,000
Description of debt instrument							January 2028
Maximum [Member]
Debt Instrument [Line Items]
Value to term loan ratio											135.00%
Percentage of total debt to total market value adjusted assets											80.00%
Percentage of dividends paid to free cash flow											50.00%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate											2.15%
Minimum [Member]
Debt Instrument [Line Items]
Value to term loan ratio											120.00%
EBITDA to interest expense ratio | DerivativeInstrument											2.5
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate											1.85%